The Company and basis of presentation - reclassification summary (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
The Company and basis of presentation
Current income tax refundable	€ 103,891	€ 126,197	€ 248,668
Other current assets	466,173	410,834	584,180
Non-current income tax refundable	95,901	92,051	62,361
Other non-current assets	137,494	126,174	135,964
Current provisions	367,551	431,370	448,368
Other current liabilities	1,080,736	1,039,743	1,079,077
Non-current provisions	182,531	173,351	196,516
Other non-current liabilities	€ 151,541	€ 147,563	€ 177,647